Exhibit 99
Ford Credit Auto Lease Trust 2024-B
Monthly Investor Report

Transaction Month	18	Payment Date	January 15, 2026
Collection Period	December, 2025

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-265473-06 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.

I. SUMMARY

			Initial Balance	Beginning of Period Balance	End of Period Balance		End of Period Factor
2024-B Reference Pool Balance			$1,560,549,313.15	$1,015,515,051.40	$967,238,630.18		0.6198065
Total Note Balance			$1,451,290,000.00	$862,581,218.71	$814,304,797.49		0.5610903

Total Overcollateralization			$109,259,313.15	$152,933,832.69	$152,933,832.69

2024-B Exchange Note Balance			$1,496,175,257.73	$911,827,617.61	$863,551,196.39		0.5771725
2024-B Exchange Note Overcollateralization			$64,374,055.42	$103,687,433.79	$103,687,433.79

Overcollateralization				Beginning of Period	End of Period
2024-B Reference Pool Balance as a % of Total Note Balance				117.73% %	118.78%	%
2024-B Reference Pool Balance as a % of 2024-B Exchange Note Balance				111.37%	112.01%	%

	Note Interest Rate		Initial Balance	Beginning of Period Balance	End of Period Balance		End of Period Factor
Class A-1 Notes	5.46500%	%	$124,000,000.00	$0.00	$0.00		0.0000000
Class A-2a Notes	5.18000%	%	$183,000,000.00	$20,567,172.23	$3,692,785.68		0.0201792
Class A-2b Notes*	4.38385%	%	$340,550,000.00	$38,274,046.48	$6,872,011.81		0.0201792
Class A-3 Notes	4.99000%	%	$523,550,000.00	$523,550,000.00	$523,550,000.00		1.0000000
Class A-4 Notes	4.99000%	%	$78,900,000.00	$78,900,000.00	$78,900,000.00		1.0000000
Class B Notes	5.18000%	%	$56,170,000.00	$56,170,000.00	$56,170,000.00		1.0000000
Class C Notes	0.00000%	%	$70,220,000.00	$70,220,000.00	$70,220,000.00		1.0000000
Class D Notes	0.00000%	%	$74,900,000.00	$74,900,000.00	$74,900,000.00		1.0000000
Total			$1,451,290,000.00	$862,581,218.71	$814,304,797.49		0.5610903

	Principal Payments		Interest Payments		Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,874,386.55	$92.21	$88,781.63	$0.49	$16,963,168.18	$92.70
Class A-2b Notes	$31,402,034.67	$92.21	$144,483.83	$0.42	$31,546,518.50	$92.63
Class A-3 Notes	$0.00	$0.00	$2,177,095.42	$4.16	$2,177,095.42	$4.16
Class A-4 Notes	$0.00	$0.00	$328,092.50	$4.16	$328,092.50	$4.16
Class B Notes	$0.00	$0.00	$242,467.17	$4.32	$242,467.17	$4.32
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class D Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$48,276,421.22	$33.26	$2,980,920.55	$2.05	$51,257,341.77	$35.32

II. POOL INFORMATION

2024-B Reference Pool Balance	Lease Balance**	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$1,193,663,161.68	$1,015,515,051.40	$801,752,748.52
Change	$(59,011,780.28)	$(48,276,421.22)	$(29,617,273.70)
End of Period	$1,134,651,381.40	$967,238,630.18	$772,135,474.82
Residual Portion of Securitization Value as % of Securitization Value at end of period			79.83%	%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	46,096	12,079	34,017	1,341	32,676

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months***				11.7	11.1

Ford Credit Auto Lease Trust 2024-B
Monthly Investor Report

Transaction Month	18	Payment Date	January 15, 2026
Collection Period	December, 2025

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		261	$7,706,515.49	0.80%	%
61 - 90 Days Delinquent		38	$1,256,430.63	0.13%	%
91- 120 Days Delinquent		5	$176,549.25	0.02%	%
Over 120 Days Delinquent		2	$64,055.52	0.01%	%
Total Delinquent Leases		306	$9,203,550.89	0.95%	%

Delinquency Trigger (61+ Delinquent Leases): Trigger: 0.45%

61+ Delinquent Leases Balance to EOP Pool Balance				0.1548%	%
Delinquency Trigger Occurred				No

Payment Extensions Granted in the Current Collection Period
		Number of Leases****	Securitization Value
1 Month Extended		80	$2,314,222.65
2 Months Extended		54	$1,648,080.40
3+ Months Extended		37	$1,049,167.60
Total		171	$5,011,470.65

		Current Period	Cumulative
Prepayment Speed		0.20% %	0.51% %

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Base Monthly Payments (Rent)				$19,989,215.68
plus: Payoffs				$16,307,876.10
plus: Other (including extension fees, excess charges, etc.)				$2,184,588.42
minus: Payaheads				$(1,097,615.85)
plus: Payahead Draws				$685,113.38
plus: Advances				$642,856.11
minus: Advance Reimbursement Amounts				$(1,862,875.15)
plus: Administrative Reallocation Amounts				$0.00
plus: Net Sale Proceeds				$24,366,759.37
plus: Recoveries				$227,423.68
Total Collections				$61,443,341.74

Reserve Account Draw Amount				$0.00

Total Collections Plus Reserve Account Draw Amount				$61,443,341.74

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$846,262.54	$846,262.54	$60,597,079.20	$0.00
2024-B Exchange Note Interest Payment	$4,075,109.59	$4,075,109.59	$56,521,969.61	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$56,521,969.61	$0.00
Reserve Account Deposit	$0.00	$0.00	$56,521,969.61	$0.00
2024-B Exchange Note Principal Payment	$48,276,421.22	$48,276,421.22	$8,245,548.39	$0.00
Shared Amounts	$0.00	$0.00	$8,245,548.39	$0.00
Excess Exchange Note Amounts	$8,245,548.39	$8,245,548.39	$0.00	$0.00
Total	$61,443,341.74	$61,443,341.74	$0.00	$0.00

Ford Credit Auto Lease Trust 2024-B
Monthly Investor Report

Transaction Month	18	Payment Date	January 15, 2026
Collection Period	December, 2025

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2024-B Exchange Note Interest Payment				$4,075,109.59
2024-B Exchange Note Principal Payment				$48,276,421.22
Shortfall Payment (to cover Notes)				$0.00
Excess Exchange Note Amounts				$8,245,548.39

Total				$60,597,079.20

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$60,597,079.20	$0.00
Administration Fee	$7,188.18	$7,188.18	$60,589,891.02	$0.00
Class A-1 Interest	$0.00	$0.00	$60,589,891.02	$0.00
Class A-2a Interest	$88,781.63	$88,781.63	$60,501,109.39	$0.00
Class A-2b Interest	$144,483.83	$144,483.83	$60,356,625.56	$0.00
Class A-3 Interest	$2,177,095.42	$2,177,095.42	$58,179,530.14	$0.00
Class A-4 Interest	$328,092.50	$328,092.50	$57,851,437.64	$0.00
Total Class A Interest	$2,738,453.38	$2,738,453.38		$0.00
First Priority Principal Payment	$0.00	$0.00	$57,851,437.64
Class B Interest	$242,467.17	$242,467.17	$57,608,970.47	$0.00
Second Priority Principal Payment	$0.00	$0.00	$57,608,970.47
Class C Interest	$0.00	$0.00	$57,608,970.47	$0.00
Third Priority Principal Payment	$0.00	$0.00	$57,608,970.47
Class D Interest	$0.00	$0.00	$57,608,970.47	$0.00
Specified Reserve Deposit	$0.00	$0.00	$57,608,970.47	$0.00
Regular Principal Payment	$48,276,421.22	$48,276,421.22	$9,332,549.25	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$9,332,549.25	$0.00
Remaining Funds to Holder of Residual Interest	$9,332,549.25	$9,332,549.25	$0.00	$0.00
Total	$60,597,079.20	$60,597,079.20	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$5,348,423.34
plus: Additional Advances				$642,856.11
minus: Advance Reimbursement Amounts				$(1,862,875.15)
End of Period Advance Balance				$4,128,404.30

Payaheads
Beginning of Period Payahead Balance				$2,027,441.93
plus: Additional Payaheads				$1,097,615.85
minus: Payahead Draws				$(685,113.38)
End of Period Payahead Balance				$2,439,944.40

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$3,901,373.29
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$3,901,373.29
Memo: Required Reserve Amount				$3,901,373.29

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Overcollateralization Amount				$152,933,832.69
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				$152,933,832.69

Ford Credit Auto Lease Trust 2024-B
Monthly Investor Report

Transaction Month	18	Payment Date	January 15, 2026
Collection Period	December, 2025

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	284	4,600	$8,142,125.77	$140,210,715.04
Standard Terminations	246	2,741	$6,570,726.87	$68,322,731.43
Total Retained	530	7,341	$14,712,852.64	$208,533,446.47

Returned Vehicles
Early Terminations	167	1,473	$5,105,038.29	$43,652,829.89
Standard Terminations	619	4,311	$18,177,203.04	$124,815,875.80
Total Returned	786	5,784	$23,282,241.33	$168,468,705.69

Charged Off / Repossessed Vehicles	19	210	$574,379.23	$7,381,425.47
Removals by Servicer and Other	6	85	$222,451.15	$2,924,672.66
Total Terminations	1,341	13,420	$38,791,924.35	$387,308,250.29

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	1,435	9,908	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			58.61% %	43.10% %
Early Termination Rate (Early Terminations / Total Terminations)			33.63% %	45.25% %

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$16,178,050.89
plus: Payahead draws			$270,314.88
minus: Unreimbursed Advances			$(60,352.80)
minus: Securitization Value of Retained Vehicles			$(14,712,852.64)
Total	530	7,341	$1,675,160.33	$28,303,741.85
Gain (Loss) Per Retained Vehicle			$3,160.68	$3,855.57

Gain (Loss) on Returned Vehicles
Customer Payments			$744,536.27
plus: Net Sale Proceeds			$24,369,790.05
plus: Payahead Draws			$104,173.63
minus: Unreimbursed Advances			$(50,083.90)
minus: Securitization Value of Returned Vehicles			$(23,282,241.33)
Total	786	5,784	$1,886,174.72	$21,139,936.40
Gain (Loss) Per Returned Vehicle			$2,399.71	$3,654.90

Credit Gain (Loss) Charged Off / Repo Vehicles	19	210	$(286,021.44)	$(2,678,435.14)
Credit Gain (Loss) Per Charged Off / Repo Vehicle			$(15,053.76)	$(12,754.45)
Recoveries			$143,905.35	$1,709,294.33

Total Gain (Loss)	1,335	13,335	$3,419,218.96	$48,474,537.44
Average Gain (Loss) on all Retained, Returned and Repo Vehicles			$2,561.21	$3,635.14

Removals by Servicer and Other	6	85

Note: There is no Gain or Loss on Removals

Memo: Residual Gain (Loss) on Returned Vehicles
Net Sale Proceeds			$24,369,790.05
plus: Excess Wear and Use and Excess Mileage Assessed			$430,392.33
minus: Residual Portion of Securitization Value			$(22,698,719.90)
Total	786	5,784	$2,101,462.48	$23,164,694.02
Residual Gain (Loss) Per Returned Vehicle			$2,673.62	$4,004.96

Ford Credit Auto Lease Trust 2024-B
Monthly Investor Report

Transaction Month	18	Payment Date	January 15, 2026
Collection Period	December, 2025

Prior and Current Collection Periods Average Gain (Loss)	Percent
Ratio of Total Gain (Loss) to the Average Pool Balance (annualized)
Third Prior Collection Period	4.38%
Second Prior Collection Period	4.37%
Prior Collection Period	3.86%
Current Collection Period	4.14%
Four Month Average (Current and Prior Three Collection Periods)	4.19%

Ratio of Cumulative Total Gain (Loss) for all Collection Periods to Initial Pool Balance	3.11%

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement: Benchmark	N/A

Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

XI. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer

* Tranche A2b note interest rate is floating based on 30-day average SOFR + 0.40%.
**Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract lease end value at the contract lease factor, without considering the base residual value or minimum discount rate.
***The Weighted Average is calculated based on Securitization Value.
****Excludes leases that were extended and closed accounts during the Collection Period.